EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
EMPLOYEE BENEFITS

NOTE 23 – EMPLOYEE BENEFITS

In accordance with labor legislation in the countries in which Grupo Aval operates, and based on labor conventions and collective bargaining agreements signed between Grupo Aval’s subsidiaries and their employees, employees have short term benefits (including but not limited to salaries, holidays, legal and extralegal premiums, interests on severances and defined contribution plans such as severances), long-term benefits (including but not limited to seniority bonuses), post-employment benefits (including but not limited to medical aids) and retirement benefits (including but not limited to severance payments to employees in Colombia who continue with labor regime before Law 50 of 1990 and legal and extralegal retirement pensions). Compensation of key management personnel includes salaries (see note 34).

Through personnel benefits plans, Grupo Aval and its subsidiaries is exposed to several risks (interest rates), which are intended to be minimized by applying the risk management policies and procedures defined under Note 4.

The detail of the balance of liabilities for employee benefits as of December 31, 2025, and 2024 is as follows:

	December 31, 2025 (1)		December 31, 2024
Short term	Ps.	445,826	Ps.	441,644
Post-employment		362,588		405,240
Long term		181,082		180,545
Total	Ps.	989,496	Ps.	1,027,429

Plan Asset	Ps.	(1,744)	Ps.	(24,126)
Net employee benefits	Ps.	987,752	Ps.	1,003,303

(1) As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.

23.1 Post-employment benefits

In Colombia, when employees retire after completing the age requirements and weeks of contribution to the social security system, retirement pensions are assumed by public or private pension funds based on defined contribution plans. Entities and employees contribute monthly defined amounts by law to gain entitlement to a pension at the time of retirement.

Unlike in Central America, in Colombia according to prior labor regimes, post-employment benefits for employees hired before the year (i) 1968 require pensions to be directly assumed the company for those employees that have fulfilled the requirements of age and years of service and (ii) 1990 entitle employees to receive a compensation equivalent to the last month of salary multiplied by each year of service.

Some subsidiaries have labor conventions or pay extra-legal premiums to employees retiring in compliance with the required age and time of service, when they start enjoying the pension granted by the pension funds.

Some retirees of Grupo Aval and its subsidiaries receive benefits including coverage of medical treatments.

As of December 31, 2025 and 2024, the post-employment benefit expense is composed of:

	December 31, 2025		December 31, 2024
Defined contribution plan	Ps.	125,838	Ps.	116,145
Defined benefit plan		38,643		42,907
Total	Ps.	164,481	Ps.	159,052

23.2 Long Term Employee Benefits

Some Grupo Aval subsidiaries grant their employees extra-legal long-term premiums during their working lives per every five years of service that they complete, calculated as days of salary per year of work.

Grupo Aval has recognized the liabilities corresponding to these benefits, based on the same actuarial calculations and using the same parameters as in retirement benefits.

The following table shows the Post-employment and long-term benefits movements during the years ended on December 31, 2025, 2024 and 2023 are as follows:

	Post-employment benefits						Long-term benefits
	December 31, 2025		December 31, 2024		December 31, 2023		December 31, 2025		December 31, 2024		December 31, 2023
Balance at the beginning of the year	Ps.	405,240	Ps.	380,207	Ps.	349,587	Ps.	180,545	Ps.	159,329	Ps.	133,085
Service costs		2,278		1,260		1,494		17,676		15,905		14,765
Interests cost		36,365		39,008		41,076		16,318		15,439		16,699
Past Service Costs		—		—		(2,079)		—		4,795		10,063
	Ps.	443,883	Ps.	420,475	Ps.	390,078	Ps.	214,539	Ps.	195,468	Ps.	174,612
Actuarial Loss (Gain) arising from changes in demographic assumptions		—		95		(753)		—		1,010		(7,342)
Actuarial (Gain) Loss arising from changes in financial assumptions		(18,314)		2,309		26,832		(7,932)		2,036		473
Actuarial Loss arising from changes in the experience		8,294		40,293		27,472		5,105		9,812		17,313
	Ps.	(10,020)	Ps.	42,697	Ps.	53,551	Ps.	(2,827)	Ps.	12,858	Ps.	10,444
Payments to employees		(54,308)		(63,202)		(61,589)		(30,630)		(27,781)		(25,727)
Reclassification MFG operation (1)		(15,909)		—		—		—		—		—
Discontinued operations (2)		2,558		2,640		1,856		—		—		—
Effect of movements in exchange rates		(3,616)		2,630		(3,689)		—		—		—
Liability balance at the end of the year	Ps.	362,588	Ps.	405,240	Ps.	380,207	Ps.	181,082	Ps.	180,545	Ps.	159,329

Plan Assets
Balance at the beginning of the year plan assets	Ps.	(24,126)	Ps.	(17,024)	Ps.	(18,176)	Ps.	—	Ps.	—	Ps.	—
Interests income		(72)		(68)		(58)		—		—		—
Remeasurements on plan assets		3,773		(3,385)		(1,788)		—		—		—
Reclassification MFG operation (1)		15,909		—		—		—		—		—

	Post-employment benefits						Long-term benefits
	December 31, 2025		December 31, 2024		December 31, 2023		December 31, 2025		December 31, 2024		December 31, 2023
Discontinued operations (2)		(843)		(984)		(736)		—		—		—
Effect of movements in exchange rates		3,615		(2,665)		3,734		—		—		—
Balance at the end of the year plan assets	Ps.	(1,744)	Ps.	(24,126)	Ps.	(17,024)	Ps.	—	Ps.	—	Ps.	—
Net Balance at the end of the year	Ps.	360,844	Ps.	381,114	Ps.	363,183	Ps.	181,082	Ps.	180,545	Ps.	159,329

(1) This corresponds to the reclassification to liabilities directly associated with non-current assets classified as held for sale of  Multi Financial Group operation as of December 31, 2025, see note 13.A.

(2) See note 13.B., "Discontinued operation related to Multi Financial Group".

The assumptions used to calculate the obligation projected for different post-employment and long-term benefits employees are as follows:

Post-employment benefits (1)	December 31, 2025	December 31, 2024
Discount interest rate	11.24%	9.95%
Inflation rate	3.13%	2.95%
Salary growth rate	4.38%	3.73%
Pension growth rate	2.98%	3.00%

(1) Entities in Colombia and subsidiaries abroad participate.

Long-term benefits (1)	December 31, 2025	December 31, 2024
Discount interest rate	10.91%	9.95%
Inflation rate	3.00%	3.00%
Salary growth rate	4.26%	4.27%

(1) Only entities from Colombia participate.

Employee turnover is calculated based on the experience of each entity. For those entities where a sufficiently long statistic history is not yet available to support the actuarial bases, the SoA2003 table is used as a reference. With this table, the probability of permanence of personnel in the entity is established, modified according to the population factor of each benefit. Employee´s life expectancy is calculated based on the mortality tables RV08 (Colombia) and GA83 (Central America).

The sensitivity analysis for post-employment and long-term benefits liabilities due to defined benefits plans to different actuarial and financial variables is shown below, maintaining other variables at constant values (increase or decrease 50 basis points):

	-0.50 basic points				+0.50 basic points
At December 31, 2025	Post-employment benefits		Long-term benefits		Post-employment benefits		Long-term benefits
Discount interest rate	Ps.	10,207	Ps.	3,683	Ps.	(9,676)	Ps.	(3,534)
Salaries growth rate		(1,323)		(4,497)		1,383		4,661
Retirement growth rate		(12,903)		N/A		8,082		N/A

	-0.50 basic points				+0.50 basic points
At December 31, 2024	Post-employment benefits		Long-term benefits		Post-employment benefits		Long-term benefits
Discount interest rate	Ps.	12,270	Ps.	3,815	Ps.	(11,583)	Ps.	(3,642)
Salaries growth rate		(2,568)		(4,483)		2,693		4,759
Retirement growth rate		(11,323)		N/A		11,923		N/A

The following table discloses the undiscounted future cash flows for the payment of post‑employment and long‑term obligations:

	Payments for post-		Payments for long-
Year	Employment benefits		term benefits
2026	Ps.	54,384	Ps.	28,832
2027		55,865		30,627
2028		55,288		27,637
2029		53,362		27,671
2030		53,698		25,911
Years 2031 - 2035		234,209		92,563
Total	Ps.	506,806	Ps.	233,241

As of December 31, 2025, the average duration of post-employment benefit plans is 5.48 years (5.89 years for 2024) and for the long-term it is 4.02 years (4.17 years for 2024).